Income tax (Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income tax [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purpose	459.00%
Effect of tax holiday and preferential tax benefits on assessable profits of Shenzhen iDreamSky	(469.00%)
Effect of outside basis difference arising from the Company's VIEs and subsidiaries in the PRC	267.00%
Effects of change in valuation allowance	(17.00%)	(7.00%)	(25.00%)
Effective income tax rate	265.00%	18.00%